Significant accounting policies Property - plant and equipment (Details)	12 Months Ended
Dec. 31, 2021
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	4 years
Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	5 years
Office equipment [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	3 years
Office equipment [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	5 years
Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	3 years
Motor vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	3 years
Manufacturing equipment
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	3 years